Acquisition (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provisional Purchase Consideration at preliminary fair value:
Cash Consideration		$ 3,240,000
Add: Stock Paid, Minority Interest		852,864
Add: 8% Vesting Promissory Note		395,634
Add: 10% Promissory Note		1,025,000
Total acquisition price		5,513,498
Assets acquired and liabilities assumed at preliminary fair value
Cash		676,056
Accounts receivable		156,655
Prepaid expenses		90,238
Inventories		1,037,910
Property and equipment		6,167,104
Accounts payable and accrued expenses		(209,913)
Uncertain tax position		(129,000)	$ (126,000)	$ (130,000)
Cash payable to seller		(337,645)
Deferred tax liability		(2,079,395)
Net tangible assets acquired		5,457,332
Identifiable intangible assets and Goodwill
Intangible assets		34,000
Goodwill		22,166
Total Identifiable Intangible Assets and Goodwill		56,166
Total net assets acquired		$ 5,513,498
Goedeker [Member]
Provisional Purchase Consideration at preliminary fair value:
Note payable, net of $215,500 of capitalized financing costs	$ 4,484,500
Financing of acquisition through notes payable, common stock and warrants (see Note 19)	2,583,000
Amount of consideration	7,067,500
Assets acquired and liabilities assumed at preliminary fair value
Cash	1,135,368
Accounts receivable	792,173
Inventories	2,516,128
Working capital adjustment receivable and other assets	554,636
Property and equipment	206,612
Accounts payable and accrued expenses	(2,472,568)
Deferred tax liability	(2,196,409)
Other liabilities
Net tangible assets acquired	535,940
Total net assets acquired	535,940
Consideration paid	7,067,500
Preliminary goodwill	$ 6,531,560